Quarterly Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Quarterly Financial Information

Quarterly Financial Information (Unaudited)

	(dollars in millions, except per share amounts)

			Net Income (Loss) attributable to Verizon(1)
Quarter Ended	Operating Revenues	Operating Income (Loss)	Amount	Per Share- Basic	Per Share- Diluted	Net Income (Loss)
2012
March 31	$28,242	$5,195	$1,686	$.59	$.59	$3,906
June 30	28,552	5,651	1,825	.64	.64	4,285
September 30	29,007	5,483	1,593	.56	.56	4,292
December 31	30,045	(3,169)	(4,229)	(1.48)	(1.48)	(1,926)

2011
March 31	$26,990	$4,453	$1,439	$.51	$.51	$3,264
June 30	27,536	4,892	1,609	.57	.57	3,604
September 30	27,913	4,647	1,379	.49	.49	3,542
December 31	28,436	(1,112)	(2,023)	(.71)	(.71)	(212)

•	Results of operations for the third quarter of 2012 include after-tax charges attributable to Verizon of $0.2 billion related to legal settlements.

•

Results of operations for the fourth quarter of 2012 include after-tax charges attributable to Verizon of $5.3 billion related to severance, pension and benefit charges and early debt redemption and other costs.

•	Results of operations for the third quarter of 2011 include after-tax charges attributable to Verizon of $0.2 billion related to severance, pension and benefit charges.

•

Results of operations for the fourth quarter of 2011 include after-tax charges attributable to Verizon of $3.5 billion related to severance, pension and benefit charges and costs related to the early redemption of debt.

(1)	Net income (loss) attributable to Verizon per common share is computed independently for each quarter and the sum of the quarters may not equal the annual amount.